Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,074,761,456.66
Previously Paid Amount	0.00
Total Fee Amount	148,424.56
Total Offset Amount	0.00
Net Fee	$ 148,424.56
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A